Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Changes in Shareholders' Equity [Abstract]
Cash dividend declared (in dollars per share)	$ 0.2625	$ 0.2625	$ 0.2625
Purchase of treasury stock (in shares)	130,208	22,364	38,390
Sale of treasury stock (in shares)	407,231	398,431	414,881